Zaxis International Inc. - Statements of Cash Flows	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cash flows from operating activities:
Net loss	(236,947)	(10,121)	(173,870)	(51,400)
Adjustments to reconcile net loss to cash used in operating activities:
Expenses paid by related parties	0	0	21,625	0
Fair value of services provided by related party	0	0	0	36,000
Imputed interest	1,760	0	17,490	0
Amortization of debt discount	0	0	125,000	0
Increase (decrease) in accounts payable	$ (7,500)	$ 0	$ 7,500	$ 0
Increase (decrease) in accrued liabilities	1,251	7,621	3,255	9,450
Cash flows used by operating activities	(241,436)	(2,500)	1,000	(5,959)
Cash flows from investing activities:
Cash used in investing activities	$ 0	$ 0	$ 0	$ 0
Cash flows from financing activities:
Advances from related parties	0	2,500	0	5,950
Issuance of non-convertible note	15,000	0	0	0
Proceed from sale of common stock	780,000	0	0	5,950
Cash generated by financing activities	795,000	2,500	0	5,950
Change in cash	$ 553,564	$ 0	$ 1,000	$ 0
Cash - beginning of period	1,000	0	0	0
Cash - end of period	554,564	0	0	0
Supplemental cash flow disclosure:
4,125,000 shares of common stock issued upon debt conversion	0	0	125,000	0
BCF of debt discount on convertible notes	0	0	0	0
Related party advances converted to convertible note payable	0	0	40,000	0
Related party debt transferred to unrelated party	0	0	120,979	0